CONSOLIDATED BALANCE SHEETS (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
ASSETS
Cash and cash equivalents	¥ 827,299	¥ 826,296
Restricted cash	86,690	106,919
Time Deposits	7,510	8,356
Investment in Direct Financing Leases	1,094,073	989,380
Installment Loans (The amounts of ¥16,026 million of installment loans as of March 31, 2013 and ¥12,631 million of installment loans as of March 31, 2014 are measured at fair value by electing the fair value option under FASB Accounting Standards Codification 825.)	2,315,555	2,691,171
Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses	(84,796)	(104,264)
Investment in Operating Leases	1,375,686	1,395,533
Investment in Securities	1,214,576	1,093,668
Other Operating Assets	312,774	233,258
Investment in Affiliates	314,300	326,732
Other Receivables	239,958	196,626
Inventories	136,105	41,489
Prepaid Expenses	61,909	50,323
Office Facilities	126,397	108,757
Other Assets	1,041,356	475,466
Total Assets	9,069,392	8,439,710
Liabilities:
Short-term debt	309,591	420,726
Deposits	1,206,413	1,078,587
Trade Notes, Accounts Payable and Other Liabilities	443,333	312,922
Accrued Expenses	190,414	121,281
Policy Liabilities	454,436	426,007
Income Taxes:
Current	22,342	11,651
Deferred	277,167	131,406
Security Deposits	158,467	146,402
Long-Term Debt	3,858,874	4,061,534
Total Liabilities	6,921,037	6,710,516
Redeemable Noncontrolling Interests	53,177	41,621
Commitments and Contingent Liabilities
Equity:
Common stock: Authorized 2,590,000,000 shares Issued 1,248,714,760 shares as of March 31, 2013 and 1,322,777,628 shares as of March 31, 2014	219,546	194,039
Additional paid-in capital	255,449	229,600
Retained earnings	1,467,602	1,305,044
Accumulated other comprehensive income (loss)	2	(36,263)
Treasury stock, at cost: 27,281,710 shares as of March 31, 2013 and 13,333,334 shares as of March 31, 2014	(23,859)	(48,824)
ORIX Corporation Shareholders' Equity	1,918,740	1,643,596
Noncontrolling interests	176,438	43,977
Total Equity	2,095,178	1,687,573
Total Liabilities and Equity	9,069,392	8,439,710
Variable Interest Entity, Primary Beneficiary
ASSETS
Cash and cash equivalents	5,223	9,439
Investment in Direct Financing Leases	109,642	205,989
Installment Loans (Net of Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses)	154,901	528,976
Investment in Operating Leases	227,062	199,190
Investment in Securities	1,141	37,641
Investment in Affiliates	11,034	13,820
Other Assets	96,304	98,885
Total Assets	605,307	1,093,940
Liabilities:
Short-term debt	2,180	1,710
Trade Notes, Accounts Payable and Other Liabilities	3,574	3,503
Income Taxes:
Security Deposits	4,764	5,679
Long-Term Debt	394,736	806,857
Others	3,555	5,649
Total Liabilities	¥ 408,809	¥ 823,398